Organization (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended
	Dec. 30, 2019 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
IPO
Variable Interest Entity [Line Items]
Total offering size		$ 61,870
IPO | ADS
Variable Interest Entity [Line Items]
Number of common shares issued per ADS | shares	11,500,000
Share price | $ / shares	$ 5.38
Total offering size	$ 61,870
VIEs and subsidiary of the VIE
Variable Interest Entity [Line Items]
Pledge or collateralization of the assets				$ 0	¥ 4,148
Net liabilities			¥ 281,925	$ 43,207	¥ 186,784